CONSOLIDATED STATEMENTS OF SHAREHOLDERS EQUITY AND COMPREHENSIVE INCOME (USD $)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Other Comprehensive Income
Balance, December 31, 2009 at Dec. 31, 2009	$ 5,181,000	$ 10,000	$ 40,578,000	$ (35,444,000)	$ 37,000
Balance, December 31, 2009 (in shares) at Dec. 31, 2009		9,825,476
Issuance of common stock as compensation. Stock at prices ranging from $2.82 per share to $5.10 per share (in shares)		104,785
Issuance of common stock as compensation. Stock at prices ranging from $2.82 per share to $5.10 per share	375,000		375,000
Issuance of common stock under a private placement	1,289,000	1,000	1,288,000
Issuance of common stock under a private placement (in shares)		705,000
Sales of shares made pursuant to an effective to a Registration Statement on Form S-3 (Registration No. 333-166307) at a net price of $2.91 per share (in shares)	2,137,642	2,137,642
Sales of shares made pursuant to an effective to a Registration Statement on Form S-3 (Registration No. 333-166307) at a net price of $2.91 per share	6,218,000	2,000	6,216,000
Fees association with an early lease termination	125,000		125,000
Fees association with an early lease termination (in shares)	31,250	31,250
Issuance of common stock for Board member services	50,000		50,000
Issuance of common stock for Board member services (in shares)		12,500
Issuance of common stock for settlement agreements	75,000		75,000
Issuance of common stock for settlement agreements (in shares)		20,162
Issuance of common stock for vendor services	782,000		782,000
Issuance of common stock for vendor services (in shares)		153,802
Rounding due to Stock Split (in shares)		1,578
Warrants issued in connection with debt financing arrangements	248,000		248,000
Net Loss	(7,489,000)			(7,489,000)
Gain on foreign currency translation	35,000				35,000
Balance, December 31, 2010 at Dec. 31, 2010	6,889,000	13,000	49,737,000	(42,933,000)	72,000
Balance, December 31, 2010 (in shares) at Dec. 31, 2010		12,992,195
Issuance of common stock under a private placement	15,705,000	6,000	15,699,000
Issuance of common stock under a private placement (in shares)		5,721,500
Issuance of common stock for employee compensation (in shares)		130,882
Issuance of common stock for employee compensation	489,000		489,000
Issuance of common stock for Board member services	185,000		185,000
Issuance of common stock for Board member services (in shares)		37,500
Issuance of common stock for settlement agreements	20,000		20,000
Issuance of common stock for settlement agreements (in shares)		4,062
Issuance of common stock for vendor services	59,000		59,000
Issuance of common stock for vendor services (in shares)		12,000
Issuance of common stock from warrant exercise	155,400		155,400
Issuance of common stock from warrant exercise (in shares)	35,000	35,000
Compensation expense related to stock option plan	180,000		180,000
Net Loss	(14,002,000)			(14,002,000)
Gain on foreign currency translation	14,000				14,000
Balance, December 31, 2010 at Dec. 31, 2011	$ 9,694,000	$ 19,000	$ 66,524,000	$ (56,935,000)	$ 86,000
Balance, December 31, 2010 (in shares) at Dec. 31, 2011		18,933,139